Strategic Income Fund	07/01/2010 - 06/30/2011

ICA File Number: 811-22243
Reporting Period: 07/01/2010 - 06/30/2011
T. Rowe Price Strategic Income Fund, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22243

T. Rowe Price Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2010 to 06/30/2011

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Strategic Income Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 29, 2011

============================ STRATEGIC INCOME FUND =============================

CRICKET COMMUNICATIONS 9.375% DUE NOVEMBER 1, 2014

Ticker:       N/A            Security ID:  B1XK7B3
Meeting Date: NOV 08, 2010   Meeting Type: Consent and Tender
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Holders will receive the total          N/A       Yes          Management
      consideration of USD 1,050.63 per USD
      1,000 P/A which includes the consent
      payment of USD 20.00 per USD 1,000 p.a.
       Holders will also receive accrued and
      unpaid interest up to but not including
      the applicable payment date.

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NALCO COMPANY, 8.25% SENIOR NOTES DUE 2017

Ticker:       N/A            Security ID:  B5TVDC1
Meeting Date: NOV 17, 2010   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Holders who deliver a duly executed     N/A       Yes          Management
      Consent (that has not been revoked on
      or prior to the Consent Date) will
      receive 10.00 USD in cash per USD 1,000
      principal amount of Notes

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PENN VIRGINIA CORP 10.375% NOTES DUE JUNE 15, 2016

Ticker:       N/A            Security ID:  B5LJ2F9
Meeting Date: MAR 25, 2011   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Holders choosing this option are        N/A       Yes          Management
      consenting to the proposed amendments.
      Holders will receive the consent fee of
      2.50 USD for each 1,000 USD p.a. of
      notes

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WIND ACQUISITION FINANCE SA 11.75% SENIOR NOTES DUE JULY 15, 2017

Ticker:       N/A            Security ID:  B3P9K35
Meeting Date: NOV 05, 2010   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Holders who consent to the proposed     N/A       Yes          Management
      amendments are entitled to receive the
      consent fee(s) as described below
      (under other pertinent information) per
      1,000 USD P/A.

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WIND ACQUISITION FINANCE SA 11.75% SENIOR NOTES DUE JULY 15, 2017

Ticker:       N/A            Security ID:  B3P9K35
Meeting Date: FEB 22, 2011   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Holders who consent to the proposed     N/A       Yes          Management
      amendments are entitled to receive the
      consent fee(s) as described below
      (under other pertinent information) per
      1,000 USD P/A.

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WYNN LAS VEGAS LLC 7.75% FIRST MORTGAGE NOTES DUE AUGUST 15, 2020

Ticker:       N/A            Security ID:  B5BJDT0
Meeting Date: JAN 21, 2011   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Holders choosing this option consent to N/A       No           Management
      the proposed amendments to the
      indenture.  Holders will receive USD
      1.25 for each USD 1,000 p.a. for which
      the related consent has been validly
      delivered and not validly revoked.

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